Employee benefit plans - Summary of amounts recognised in the income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 2,446	$ 2,353
Interest cost	1,186	2,116
Past service cost	0	97
Loss on settlement	(5)	32
Expected return on plan assets	(778)	(1,881)
Employee benefit plans expense (recovery)	2,849	2,717
Employee benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2,446	2,181
Interest cost	639	669
Past service cost	0	0
Loss on settlement	(5)	0
Expected return on plan assets	(44)	(72)
Employee benefit plans expense (recovery)	3,036	2,778
SERP
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	172
Interest cost	547	1,447
Past service cost	0	97
Loss on settlement	0	32
Expected return on plan assets	(734)	(1,809)
Employee benefit plans expense (recovery)	$ (187)	$ (61)